Segment Information - Specific Financial Information About Each Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Information
Sales to External Customers:	$ 5,379	$ 5,594	$ 6,473
Operating Income (Loss):	222	126	424
Income from affiliates	81	70	37
Depreciation and amortization	102	91	92
Total Assets:	4,755	4,431
Investment in and Advances to Affiliates:	773	671
Capital expenditures	158	139	121
Pork
Segment Information
Sales to External Customers:	1,443	1,332	1,717
Operating Income (Loss):	175	116	349
Income from affiliates	11	11	4
Depreciation and amortization	56	44	46
Total Assets:	1,157	858
Investment in and Advances to Affiliates:	175	115
Capital expenditures	69	40	54
Commodity Trading and Milling
Segment Information
Sales to External Customers:	2,778	3,022	3,499
Operating Income (Loss):	38	2	54
Income from affiliates	(10)	(50)	(24)
Depreciation and amortization	6	5	5
Total Assets:	989	988
Investment in and Advances to Affiliates:	207	218
Capital expenditures	35	40	21
Marine
Segment Information
Sales to External Customers:	916	940	853
Operating Income (Loss):	33	19	(3)
Income from affiliates	1	2
Depreciation and amortization	26	26	25
Total Assets:	314	296
Investment in and Advances to Affiliates:	33	19
Capital expenditures	19	43	30
Sugar
Segment Information
Sales to External Customers:	147	188	200
Operating Income (Loss):	(12)	2	27
Income from affiliates	2	1	1
Depreciation and amortization	6	8	8
Total Assets:	166	202
Investment in and Advances to Affiliates:	4	3
Capital expenditures	33	15	14
Power
Segment Information
Sales to External Customers:	79	97	189
Operating Income (Loss):	7	7	19
Income from affiliates	4	3	2
Depreciation and amortization	8	8	8
Total Assets:	196	271
Investment in and Advances to Affiliates:	30	34
Capital expenditures	1	1	2
Turkey
Segment Information
Income from affiliates	73	103	54
Total Assets:	493	448
Investment in and Advances to Affiliates:	324	282
All Other
Segment Information
Sales to External Customers:	16	15	15
Operating Income (Loss):	2	2	1
Total Assets:	6	6
Segment Totals
Segment Information
Operating Income (Loss):	243	148	447
Depreciation and amortization	102	91	92
Total Assets:	3,321	3,069
Capital expenditures	157	139	121
Corporate Items
Segment Information
Operating Income (Loss):	(21)	(22)	$ (23)
Total Assets:	1,434	$ 1,362
Capital expenditures	$ 1